Variable interest entity (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets belong to discontinued operation	$ 32,925,040	$ 27,387,458
Other assets belong to discontinued operation	162,582	3,260,740
Total assets belong to discontinued operation	33,087,622	30,648,198
Total liabilities belong to discontinued operation	(26,500,239)	(24,146,516)
Net deficits belong to discontinued operation	6,940,575	6,577,119
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets belong to discontinued operation	1,124,900	1,504,164
Other assets belong to discontinued operation	7,744,428	9,008,407
Total assets belong to discontinued operation	8,869,328	10,512,571
Total liabilities belong to discontinued operation	(29,229,090)	(27,769,551)
Net deficits belong to discontinued operation	$ (20,359,762)	$ (17,256,980)